Other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Miscellaneous current liabilities [abstract]
Payroll-related liabilities	€ 10,111	€ 9,274		€ 7,873
Non-income tax payables	2,175	2,063		694
Accrued charges	789	769		946
Advances received	713	870		581
Other current liabilities	1,554	520		53
Total	€ 15,342	€ 13,496	[1]	€ 10,147

[1]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.